Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 22,622	$ 806	$ 26,408	$ 30,076
Contract assets
Products and service bundling	7,232		6,943	7,123
Others	612		116	109
Less : Loss allowance	(18)		(17)	(19)
Contract assets	7,826		7,042	7,213
Current Contract Assets	5,331	190	4,441	4,869
Noncurrent Contract Assets	2,495	89	2,601	2,344
Contract liabilities
Telecommunications business	13,602		12,772	8,193
Project business	6,687		10,360	4,508
Products and service bundling	16		39	106
Others	421		510	476
Contract liabilities	20,726		23,681	13,283
Current Contract Liabilities	13,437	479	16,840	10,688
Noncurrent Contract Liabilities	7,289	$ 260	6,841	2,595
Contract liabilities	$ 20,726		$ 23,681	$ 13,283